Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of income tax rate and the PRC statutory
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the year ended December 31
	2020	2021	2022
PRC statutory income tax rates	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	0.06%	0.01%	0.01%
Effect of additional deduction of research and development expense	(64.14%)	(2.22%)	(2.64%)
Benefit from tax losses and temporary differences utilized	—	—	(0.81%)
Effect of tax incentive	39.08%	(22.79%)	(18.34%)

Total tax cost	0.00%	0.00%	3.22%

Summary of current and deferred portions of income tax
The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income are as follows:

	For the year ended December 31
	2020	2021	2022

	(in thousands)
Current tax	—	—	11,814
Deferred taxation	—	—	42

Income tax expenses	—	—	11,856

Summary of Deferred taxation
Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The unrecognized temporary differences carried forward that may give rise to the deferred tax balances as of December 31, 2021 and 2022, are as follows:

	As of December 31
	2021	2022

	(in thousands)
Accrued expense and others	8,617	536
Accelerated tax depreciation	(1,252)	(2,416)
Inventory provision	—	1,378
Product warranty	463	223

Total	7,828	(279)

Summary of deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2021 and 2022:

	As of December 31
	2021	2022

	(in thousands)
Deferred tax assets:
Accrued expense and others	—	80
Inventory provision	—	207
Product warranty	—	33

Total deferred tax assets	—	320

Deferred tax liabilities:
Accelerated tax depreciation	—	(362)

Total deferred tax liabilities	—	(362)

Presentation in the consolidate balance sheet:
Deferred tax assets	—	—
Deferred tax liabilities	—	(42)

Net deferred tax assets/(liabilities)	—	(42)